Contract Balances - Summary of Movements in Contract Liabilities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Change in Contract with Customer, Liability [Abstract]
Balance as of January 1,	¥ 177,081	¥ 134,400
Increase in contract liabilities as a result of receiving advances	399,410	328,329
Decrease in contract liabilities as a result of recognition of revenues during the year	(365,735)	(285,648)
Balance as of December 31,	¥ 210,756	¥ 177,081